SCHEDULE OF STOCK OPTION ACTIVITIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Share-Based Payment Arrangement [Abstract]
Number of options, Outstanding, Beginning	36,000
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.01
Weighted Average Remaining Contractual Term, Outstanding, Ending	9 years 3 months	9 years 9 months
Fair Value, Outstanding, Beginning	$ 179,640
Number of options, Granted
Weighted Average Exercise Price, Granted
Fair Value, Granted
Number of options, Forfeited
Weighted Average Exercise Price, Forfeited
Fair Value, Forfeited
Number of options, Exercised
Weighted Average Exercise Price, Exercised
Fair Value, Exercised
Number of options, Outstanding, Ending	36,000	36,000
Weighted Average Exercise Price, Outstanding, Ending	$ 0.01	$ 0.01
Fair Value, Outstanding, Ending	$ 179,640	$ 179,640
Number of options, Exercisable	36,000
Weighted Average Exercise Price, Exercisable	$ 0.01
Weighted Average Remaining Contractual Term, Exerciable	9 years 3 months
Fair Value, Exercisable	$ 179,640